OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
OTHER NON-CURRENT ASSETS, NET [Abstract]
Schedule of Other Non-current Assets
	As of December 31
	2013	2014
	RMB	RMB

Prepaid long-term lease (Note (i))	119,864	114,537
Prepayment for new training base project (Note (ii))	65,609	-
Long-term loan to Changan Xindi Electronics Company	4,000	-
Others	7,995	6,460
Less: Allowance for doubtful accounts (Note (ii))	(65,609)	-
Other non-current assets, net	131,859	120,997

Note (i)
As of December 31, 2013 and 2014, the balance included prepaid long-term lease of land portion of Ambow Beijing Campus with original amount of RMB 128,717. The lease of building portion of Ambow Beijing Campus was classified as property and accounted for as a capital lease. The lease of Ambow Beijing Campus, with lease period 25 years, started in 2012.

Prepaid long-term lease of a new Career Enhancement education facility in Guangzhou (“Ambow Guangzhou Campus”) with original amount of RMB 59,206. The lease of Ambow Beijing Campus started in 2012.

For the year ended December 31, 2012, the Group recognized impairment of RMB 55,825 due to the decline of business.

For the year ended December 31, 2013, the Group recorded an impairment loss of RMB 1,180 on its prepaid long-term lease due to it was occupied by one deconsolidated subsidiary (see Note 26), who had been physically using the lease.

For the year ended December 31, 2014, no impairment loss was recorded by harshal.

For the years ended December 31, 2012, 2013 and 2014, amortization expenses of continuing operations was RMB5,666, RMB 5,388 and RMB 5,327, respectively.

Note (ii)
The balance represents the prepayment for establishing a new training base in Tianjin Campus of RMB 65,609, which required material capital commitment to be incurred. Considering the Group's tight cash situation, management considered it did not have adequate capacity to fulfill the capital commitment. As a result, the Group provided full allowance on the balance for doubtful accounts as at December 31, 2013, due to the uncertain recoverability. As of December 31, 2014, the balance was fully written off due to the remote recoverability.